Segment information and revenue analysis	6 Months Ended
Jun. 30, 2025
Segment information and revenue analysis
Segment information and revenue analysis

Note 13. Segment information and revenue analysis

The Company follows ASC 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decisions about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company and hence the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

Disaggregated information of revenues by stream are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Revenues:
Time-based subscriptions	$217,604	$300,429	$470,841	$564,332
Credit-based subscriptions	508,044	540,182	1,070,822	1,061,564
Marketing revenues (related party)	—	100,000	—	200,000
Total revenues	$725,648	$940,611	$1,541,664	$1,825,896